UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23014

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
November 30, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5%
Aerospace & Defense - 1.3%
Bombardier,
Sr. Unscd. Notes		7.50	3/15/2025	1,450,000	[b,c]	1,382,937
Bombardier,
Sr. Unscd. Notes		7.75	3/15/2020	445,000	[b,c]	455,569
						1,838,506
Automobiles & Components - .4%
American Axle & Manufacturing,
Gtd. Notes		6.25	4/1/2025	585,000	[c]	546,244
Building Materials - .4%
Griffon,
Gtd. Notes		5.25	3/1/2022	530,000		496,875
Chemicals - 1.4%
CVR Partners,
Scd. Notes		9.25	6/15/2023	1,315,000	[b,c]	1,386,076
Kraton Polymers,
Gtd. Notes		7.00	4/15/2025	585,000	[b,c]	533,812
						1,919,888
Collateralized Loan Obligations Debt - 24.8%
AMMC CLO,
Ser. 2014-15A, Cl. ERR, 3 Month
LIBOR + 6.91%		9.24	1/15/2032	500,000	[b,d]	491,250
AMMC CLO,
Ser. 2015-16A, Cl. ER, 3 Month LIBOR
+ 6.06%		8.50	4/14/2029	4,000,000	[b,d]	4,009,191
Arch Street CLO,
Ser. 2016-2A, Cl. ER, 3 Month LIBOR
+ 6.30%		8.77	10/20/2028	1,000,000	[b,d]	994,641
Battalion CLO,
Ser. 2014-7A, Cl. DRR, 3 Month LIBOR
+ 6.31%		8.76	7/17/2028	750,000	[b,d]	744,451
Cairn CLO,
Ser. 2013-3A, Cl. F, 6 Month EURIBOR
+ 6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[b,c,d]	3,204,728
Carlyle Global Market Strategies Euro
CLO,
Ser. 2015-3A, Cl. ER, 3 Month
EURIBOR + 6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[b,c,d]	2,055,423
Carlyle Global Market Strategies Euro
CLO,
Ser. 2016-2A Cl. E, 3 Month EURIBOR
+ 7.75% @ Floor	EUR	7.75	1/18/2030	2,000,000	[b,c,d]	2,242,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5% (continued)
Collateralized Loan Obligations Debt - 24.8% (continued)
CIFC Funding CLO,
Ser. 2014-3A, CI. ER2, 3 Month LIBOR
+ 6.10%		8.57	10/22/2031	1,000,000	[b,d]	944,102
Euro-Galaxy CLO,
Ser. 2015-4A, Cl. FR, 3 Month
EURIBOR + 6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[b,c,d]	2,132,770
Marble Point CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
6.00%		8.44	7/16/2031	750,000	[b,d]	712,957
OCP CLO,
Ser. 2014-6A, Cl. DR, 3 Month LIBOR
+ 6.52%		8.97	10/17/2030	1,000,000	[b,d]	954,241
OZLM VI CLO,
Ser. 2014-6A, Cl. E, 3 Month LIBOR +
6.05%		8.50	4/17/2031	2,000,000	[b,d]	1,927,418
OZLM XIII CLO,
Ser. 2015-13A, Cl. D, 3 Month LIBOR
+ 5.45%		7.97	7/30/2027	2,250,000	[b,d]	2,164,756
OZLME CLO,
Ser. 3X, Cl. F, 3 Month EURIBOR +
6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[b,c,d]	1,012,430
Penta CLO,
Ser. 2015-2A, Cl. F, 3 Month EURIBOR
+ 5.48% @ Floor	EUR	5.48	8/4/2028	3,000,000	[b,c,d]	3,140,735
Rockford Tower CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
5.85%		8.49	5/20/2031	750,000	[b,d]	718,059
Sounds Point CLO,
Ser. 2013-3RA, Cl. E, 3 Month LIBOR
+ 6.25%		8.69	4/18/2031	750,000	[b,d]	720,643
St Pauls CLO,
Ser. 5A, Cl. FR, 3 Month EURIBOR +
6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[b,c,d]	4,171,011
Venture CLO,
Ser. 2018-35A, Cl. E, 3 Month LIBOR +
6.20%		8.70	10/22/2031	1,000,000	[b,d]	985,175
Vibrant CLO,
Ser. 2015-3A, Cl. DRR, 3 Month LIBOR
+ 6.35%		8.82 1	0/20/2031	1,000,000	[b,d]	969,275
						34,295,823
Collateralized Loan Obligations Equity - 5.2%
Carlyle Global Market Strategies CLO,
Ser. 2014-3A, CI. SUB			7/27/2026	3,000,000	[b,e]	48,000
Carlyle Global Market Strategies CLO,
Ser. 2014-3RA, CI. SUB			7/27/2031	3,000,000	[b,e]	2,484,414
Dryden 36 Senior Loan Fund CLO,
Ser. 2014-36A, Cl. SUB			11/9/2025	2,450,931	[b,e]	1,720,539
Dryden 36 Senior Loan Fund CLO,
Ser. 2014-36A, Cl. SUBR			1/15/2028	484,569	[b,e]	340,165

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5% (continued)
Collateralized Loan Obligations Equity - 5.2% (continued)
Madison Park Funding X CLO,
Ser. 2012-10A, Cl. SUB			1/20/2025	3,000,000	[b,e]	2,645,634
						7,238,752
Commercial & Professional Services - 2.9%
Ahern Rentals,
Scd. Notes		7.38	5/15/2023	1,365,000	[b,c]	1,228,500
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/2023	2,136,000	[b,c]	2,269,500
Team Health Holdings,
Gtd. Notes		6.38	2/1/2025	680,000	[b,c]	564,400
						4,062,400
Consumer Discretionary - 2.8%
AMC Entertainment Holdings,
Gtd. Bonds	GBP	6.38	11/15/2024	585,000	[c]	718,414
Brookfield Residential Properties,
Gtd. Notes		6.38	5/15/2025	590,000	[b,c]	544,275
Cirsa Finance International,
Sr. Scd. Notes		7.88	12/20/2023	1,100,000	[b]	1,100,962
International Game Technology,
Sr. Scd. Notes		6.50	2/15/2025	605,000	[b,c]	620,306
Scientific Games International,
Gtd. Notes		10.00	12/1/2022	450,000	[c]	468,788
William Lyon Homes,
Gtd. Notes		5.88	1/31/2025	460,000	[c]	394,450
						3,847,195
Consumer Staples - .7%
Kronos Acquisition Holdings,
Gtd. Notes		9.00	8/15/2023	700,000	[b,c]	603,750
Prestige Brands,
Gtd. Notes		6.38	3/1/2024	370,000	[b,c]	368,381
						972,131
Diversified Financials - 7.3%
Amigo Luxembourg,
Sr. Scd. Notes	GBP	7.63	1/15/2024	1,785,000	[c]	2,227,447
Bracken MidCo1,
Sr. Scd. Bonds	GBP	8.88 1	0/15/2023	540,000	[b,c]	658,473
Cabot Financial Luxembourg,
Sr. Scd. Notes	GBP	7.50	10/1/2023	1,465,000	[c]	1,749,916
FS Energy & Power Fund,
Notes		7.50	8/15/2023	765,000	[b,c]	751,612
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/2023	1,730,000	[c]	1,796,629
Nationstar Mortgage Holdings,
Gtd. Notes		8.13	7/15/2023	970,000	[b,c]	982,125
Navient,
Sr. Unscd. Notes		5.88	10/25/2024	525,000	[c]	473,813

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5% (continued)
Diversified Financials - 7.3% (continued)
Quicken Loans,
Gtd. Notes	5.75	5/1/2025	475,000	[b]	452,438
Tempo Acquisition,
Sr. Unscd. Notes	6.75	6/1/2025	1,045,000	[b,c]	990,137
					10,082,590
Energy - 8.2%
Alta Mesa Housings,
Gtd. Notes	7.88	12/15/2024	675,000	[c]	487,688
California Resources,
Scd. Notes	8.00	12/15/2022	650,000	[b,c]	497,250
Chesapeake Energy,
Gtd. Notes	8.00	1/15/2025	910,000	[c]	879,287
EnLink Midstream Partners,
Sr. Unscd. Notes	4.15	6/1/2025	200,000		181,333
Extraction Oil & Gas,
Gtd. Notes	7.38	5/15/2024	1,310,000	[b,c]	1,159,350
Genesis Energy,
Gtd. Bonds	5.63	6/15/2024	1,110,000	[c]	982,350
Gulfport Energy,
Gtd. Notes	6.38	5/15/2025	485,000	[c]	441,956
Precision Drilling,
Gtd. Notes	7.75	12/15/2023	1,485,000	[c]	1,477,575
Sanchez Energy,
Gtd. Notes	6.13	1/15/2023	2,315,000	[c]	590,325
SemGroup,
Gtd. Notes	6.38	3/15/2025	1,245,000	[c]	1,176,525
SESI,
Gtd. Notes	7.75	9/15/2024	565,000	[c]	506,381
Shelf Drill Holdings,
Sr. Unscd. Notes	8.25	2/15/2025	910,000	[b]	856,537
SM Energy,
Sr. Unscd. Notes	5.63	6/1/2025	135,000		124,875
Unit,
Gtd. Notes	6.63	5/15/2021	1,500,000	[c]	1,455,000
Weatherford International,
Gtd. Notes	9.88	2/15/2024	484,000		326,700
WPX Energy,
Sr. Unscd. Notes	5.25	9/15/2024	150,000		143,250
					11,286,382
Environmental Control - .7%
GFL Environmental,
Sr. Unscd. Notes	5.38	3/1/2023	1,065,000	[b,c]	977,137
Financials - .7%
Icahn Enterprises,
Notes	6.75	2/1/2024	975,000	[c]	984,750

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5% (continued)
Food Products - 1.5%
Albertsons,
Gtd. Notes	6.63		6/15/2024	2,100,000	[c]	2,034,375
Forest Products & Other - 1.1%
Mercer International,
Sr. Unscd. Notes	7.38		1/15/2025	1,520,000	[b]	1,528,132
Health Care - 8.0%
Bausch Health,
Gtd. Notes	6.13		4/15/2025	3,870,000	[b,c]	3,642,444
Eagle Holding,
Sr. Unscd. Notes	7.63		5/15/2022	1,155,000	[b,c]	1,156,444
Endo Finance,
Gtd. Notes	5.38		1/15/2023	380,000	[b,c]	314,450
Endo Finance,
Gtd. Notes	6.00		7/15/2023	455,000	[b]	379,989
Endo Finance,
Gtd. Notes	6.00		2/1/2025	260,000	[b,c]	206,294
Endo Finance,
Gtd. Notes	7.25		1/15/2022	155,000	[b,c]	145,894
MPH Acquisition Holdings,
Gtd. Notes	7.13		6/1/2024	720,000	[b,c]	719,100
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63		5/15/2022	975,000	[b,c]	943,312
Polaris Intermediate,
Sr. Unscd. Notes	8.50		12/1/2022	2,055,000	[b,c]	2,052,431
Tenet Healthcare,
Sr. Unscd. Notes	6.75		6/15/2023	1,480,000	[c]	1,467,050
						11,027,408
Information Technology - .4%
Genesys,
Gtd. Notes	10.00		11/30/2024	530,000	[b,c]	573,725
Insurance - 1.9%
USIS Merger Sub,
Sr. Unscd. Notes	6.88		5/1/2025	680,000	[b,c]	647,700
York Risk Services Holding,
Gtd. Notes	8.50		10/1/2022	2,480,000	[b,c]	2,021,200
						2,668,900
Materials - 5.4%
ARD Finance,
Sr. Scd. Notes	EUR	6.63	9/15/2023	420,000	[c]	464,346
ARD Securities Finance,
Sr. Scd. Notes	8.75		1/31/2023	1,391,529	[b,c]	1,170,624
Ardagh Packaging Finance,
Gtd. Notes	7.25		5/15/2024	1,785,000	[b,c]	1,809,544
Bway Holding,
Sr. Unscd. Notes	7.25		4/15/2025	1,355,000	[b,c]	1,234,744
Flex Acquisition,
Sr. Unscd. Notes	6.88		1/15/2025	520,000	[b,c]	482,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5% (continued)
Materials - 5.4% (continued)
Peabody Securities Finance,
Sr. Scd. Notes		6.38	3/31/2025	235,000	[b]	226,481
Reynolds Group,
Gtd. Notes		7.00	7/15/2024	1,085,000	[b,c]	1,084,322
W/S Packaging Holdings,
Sr. Scd. Notes		9.00	4/15/2023	985,000	[b,c]	1,002,237
						7,475,248
Media - 5.1%
Altice,
Gtd. Notes		7.63	2/15/2025	1,080,000	[b,c]	878,850
Altice,
Gtd. Notes		7.75	5/15/2022	515,000	[b,c]	492,469
Altice Finco,
Gtd. Notes		7.63	2/15/2025	1,730,000	[b,c]	1,485,637
CBS Radio,
Sr. Unscd. Notes		7.25	11/1/2024	735,000	[b,c]	707,437
DISH DBS,
Gtd. Notes		5.88	11/15/2024	1,150,000	[c]	984,687
Radiate Holdco,
Sr. Unscd. Notes		6.63	2/15/2025	685,000	[b,c]	618,212
Radiate Holdco,
Sr. Unscd. Notes		6.88	2/15/2023	207,000	[b,c]	194,580
Townsquare Media,
Gtd. Notes		6.50	4/1/2023	1,290,000	[b,c]	1,194,862
Univision Communications,
Sr. Scd. Notes		5.13	2/15/2025	545,000	[b,c]	498,468
						7,055,202
Metals & Mining - 2.2%
Constellium,
Sr. Unscd. Notes		6.63	3/1/2025	670,000	[b,c]	643,200
First Quantum Minerals ,
Gtd. Notes		7.50	4/1/2025	1,580,000	[b]	1,427,925
Hudbay Minerals,
Gtd. Notes		7.63	1/15/2025	890,000	[b,c]	887,775
						2,958,900
Real Estate - .9%
GEO Group,
Gtd. Notes		5.88	10/15/2024	610,000	[c]	552,050
Haya Finance 2017,
Sr. Scd. Bonds	EUR	5.25	11/15/2022	700,000		748,052
						1,300,102
Retailing - .3%
New Look Secured Issuer,
Sr. Scd. Bonds	GBP	6.50	7/1/2022	635,000		407,002
Technology Hardware & Equipment - .8%
Exela Finance,
Sr. Scd. Notes		10.00	7/15/2023	1,055,000	[b,c]	1,069,506

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.5% (continued)
Telecommunication Services - 7.8%
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	1,850,000	[c]	1,903,187
Cincinnati Bell,
Gtd. Notes	7.00	7/15/2024	920,000	[b,c]	811,325
CommScope,
Gtd. Notes	5.50	6/15/2024	640,000	[b]	592,736
DKT Finance,
Sr. Scd. Notes	9.38	6/17/2023	1,240,000	[b,c]	1,295,800
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/2022	1,200,000	[c]	966,000
Intelsat Connect Finance,
Notes	9.50	2/15/2023	695,000	[b]	650,694
Intelsat Jackson Holdings,
Gtd. Notes	8.50	10/15/2024	1,605,000	[b,c]	1,591,117
Sprint,
Gtd. Notes	7.63	2/15/2025	2,820,000	[c]	2,908,125
					10,718,984
Utilities - .3%
Calpine,
Sr. Unscd. Notes	5.75	1/15/2025	485,000	[c]	447,413
Total Bonds and Notes
(cost $136,318,919)					127,813,570

Floating Rate Loan Interests - 47.9%
Advertising - .5%
Polyconcept North America Holdings,
First Lien Term Loan, 1 Month LIBOR
+ 3.75%	6.07	8/16/2023	742,509	[d]	739,725
Automobiles & Components - .6%
Innovative Xcessories & Services,
Term Loan, 1 Month LIBOR + 4.75%	7.07	11/29/2022	826,808	[d]	825,774
Chemicals - 2.4%
AgroFresh,
Term Loan, 2 Month LIBOR + 4.75%	7.28	7/30/2021	742,327	[c,d]	736,296
Cyanco Intermediate,
Term Loan, 1 Month LIBOR + 3.50%	5.84	3/16/2025	749,932	[d]	744,618
OCI Partners,
Term Loan B, 3 Month LIBOR +
4.00%	6.58	3/13/2025	975,100	[d]	982,413
Polar US Borrower,
First Lien Term Loan, 3 Month LIBOR
+ 4.75%	7.19	10/15/2025	884,790	[d]	872,624
					3,335,951
Commercial & Professional Services - 6.1%
Allied Universal Holdco,
Incremental Term Loan, 2 Month
LIBOR + 4.25%	6.64	7/28/2022	889,488	[d]	877,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 47.9% (continued)
Commercial & Professional Services - 6.1% (continued)
AVSC Holding,
Second Lien Term Loan, 3 Month
LIBOR + 7.25%		9.57	9/1/2025	207,000	[d]	202,860
Electro Rentoration,
First Lien Term Loan, 1-2 Month
LIBOR + 5.00%		7.53	1/31/2024	226,696	[d]	228,113
Employbridge,
Refinancing Term Loan, 3 Month
LIBOR + 4.50%		5.50	4/18/2025	472,867	[d]	473,090
IndigoCyan HoldCo 3 ,
Tranche B Term Loan, 3 Month
LIBOR + 5.00%	GBP	5.80	6/24/2024	2,000,000	[d]	2,561,242
Minerva Bidco,
Term Loan, 1 Month LIBOR + 5.00%	GBP	5.00	7/25/2025	1,000,000	[d]	1,279,028
Pi Lux Finco,
Second Lien Facility 1, 3 Month
LIBOR + 7.25%		9.62	12/22/2025	1,000,000	[d]	995,000
Pre Paid Legal Services,
Term Loan, 1 Month LIBOR + 3.25%		5.78	5/1/2025	571,337	[c,d]	569,909
Verscend Holding,
Term Loan B, 3 Month LIBOR +
4.50%		6.82	8/27/2025	798,779	[d]	799,777
Weight Watchers International,
Term B Loan, 3 Month LIBOR +
4.75%		7.07	11/29/2024	493,590	[d]	495,596
						8,482,153
Consumer Discretionary - 1.7%
Deluxe Entertainment Services,
Initial Term Loan, 3 Month LIBOR +
5.50%		8.03	2/28/2020	233,329	[c,d]	207,080
FPC Holdings,
First Lien Term Loan, 1 Month LIBOR
+ 4.5%		6.91	11/18/2022	723,238	[c,d]	722,634
FPC Holdings,
Second Lien Term Loan, 1 Month
LIBOR + 9.00%		11.41	5/19/2023	185,185	[d]	187,654
Travel Leaders Group,
Term Loan B, 1 Month LIBOR +
4.00%		6.31	1/25/2024	271,107	[d]	272,236
Yak Access,
Tranche B Term Loan, 1 Month
LIBOR + 5.00%		7.44	7/11/2025	1,000,000	[d]	920,000
						2,309,604
Diversified Financials - 1.0%
Capital Automotive,
Initial Tranche B Term Loan (Second
Lien), 3 Month LIBOR + 6.00%		8.37	3/24/2025	1,425,253	[d]	1,435,351

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 47.9% (continued)
Energy - 3.2%
California Resources,
First Lien Term Loan, 1 Month LIBOR
+ 4.75%	7.06		12/31/2022	925,926	[d]	935,954
Gavilan Resources,
Second Lien Initial Term Loan, 1
Month LIBOR + 6.00%	8.32		3/1/2024	1,025,000	[d]	876,375
GIP III Stetson I,
Term Loan B, 3 Month LIBOR +
4.25%	6.72		7/18/2025	800,000	[d]	793,500
Granite Acquisition,
Second Lien Term B Loan, 3 Month
LIBOR + 7.25%	9.59		12/19/2022	509,839	[d]	508,406
Keane Group Holdings,
Term Loan B, 1 Month LIBOR +
3.75%	6.07		5/25/2025	411,968	[d]	394,459
Natgasoline,
Initial Term Loan, 3 Month LIBOR +
3.50%	3.50		11/14/2025	459,923	[d]	459,923
Oxbow Carbon ,
Term Loan (Second Lien ), 3 Month
LIBOR + 7.50%	9.91		1/4/2024	476,190	[d]	485,119
						4,453,736
Health Care - 4.1%
Avantor,
Initial B1 Dollar Term Loan, 1 Month
LIBOR + 3.75%	4.75		11/22/2024	498,744	[d]	499,262
Dentalcorp Perfect Smile,
First Lien Term Loan, 1 Month LIBOR
+ 3.75%	6.08		6/6/2025	633,519	[d]	630,751
Dentalcorp Perfect Smile,
First Lien Term Loan, 1-3 Month
LIBOR + 3.75%	6.08		6/6/2025	158,677	[d,f]	157,984
Envision Healthcare,
Initial Term Loan, 1 Month LIBOR +
3.75%	6.19		10/10/2025	500,000	[d]	481,740
Immucor,
Term Loan B-3, 3 Month LIBOR +
5.00%	7.48		6/15/2021	748,737	[d]	753,417
Nidda Healthcare Holding,
Term Loan D, 3 Month LIBOR +
4.00%	EUR	4.00	8/21/2024	2,000,000	[d]	2,251,181
Petvet Care Centers,
Second Lien Term Loan, 1 Month
LIBOR + 6.25%	8.56		2/13/2026	400,000	[d]	401,000
Pharmerica,
First Lien Term Loan, 1 Month LIBOR
+ 3.50%	5.83		12/6/2024	498,747	[d]	497,343
						5,672,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 47.9% (continued)
Industrials - 3.0%
American Traffic Solutions,
Term Loan, 1 Month LIBOR + 3.75%	6.07		2/28/2025	831,820	[c,d]	832,602
Brand Energy & Infrastructure Services,
Term Loan, 3 Month LIBOR + 4.25%	6.62		6/21/2024	1,089,950	[c,d]	1,074,511
Iea Energy Services,
Initial Term Loan, 3 Month LIBOR +
6.25%	6.25		11/14/2024	273,141	[d]	265,630
Loparex International,
Term Loan B, 3 Month LIBOR +
4.25%	6.69		4/11/2025	610,863	[d]	611,626
North American Lifting Holdings,
Initial Term Loan (First Lien), 3
Month LIBOR + 4.50%	6.82		11/27/2020	478,745	[d]	447,627
Pisces Midco,
Tranche B Term Loan, 3 Month
LIBOR + 3.75%	6.19		4/12/2025	854,573	[d]	838,763
						4,070,759
Information Technology - 5.4%
BMC Software Finance,
Term Loan B, 1 Month LIBOR +
4.25%	6.66		10/2/2025	1,000,000	[d]	988,750
Compuware,
Term Loan, 1 Month LIBOR + 3.50%	5.81		8/22/2025	742,779	[d]	744,175
Digicert Holdings,
First Lien Term Loan, 3 Month LIBOR
+ 4.75%	7.28		10/31/2024	997,500	[c,d]	995,006
Hyland Software,
2018 Refinancing Term Loan, 1
Month LIBOR + 3.50%	5.55		7/1/2024	142,174	[d]	141,405
Hyland Software,
Second Lien Term Loan, 3 Month
LIBOR + 7.00%	9.41		7/7/2025	207,500	[d]	208,537
Marcel Bidco,
Term Loan B, 1 Month LIBOR +
3.25%	5.58		9/26/2025	197,498	[d]	196,757
Mitchell International,
First Lien Term Loan, 1 Month LIBOR
+ 3.25%	5.57		11/29/2024	199,000	[c,d]	196,612
Mitchell International,
Second Lien Term Loan, 1 Month
LIBOR + 7.25%	9.57		12/1/2025	800,000	[d]	800,000
Quest Software US Holdings,
Term Loan, 3 Month LIBOR + 4.25%	6.56		5/16/2025	880,398	[d]	877,096
Unit4,
Facility B1 Term Loan, 1 Month
EURIBOR + 4.00% @ Floor	EUR	4.25	3/17/2021	2,000,000	[d]	2,268,242
						7,416,580

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 47.9% (continued)
Insurance - 4.2%
Amynta Agency Borrower,
First Lien Term B Loan, 3 Month
LIBOR + 4.50%	6.82		2/28/2025	88,235	[d]	87,684
AssuredPartners,
Term Loan, 1 Month LIBOR + 3.25%	5.69		10/22/2024	340,391	[c,d]	334,862
Asurion,
Second Lien Replacement B-2 Term
Loan, 3 Month LIBOR + 6.50%	8.92		8/4/2025	3,750,000	[d]	3,834,375
Mayfield Agency Borrower,
Second Lien Term Loan, 1 Month
LIBOR + 8.50%	10.82		3/2/2026	578,000	[d]	575,110
Sedgwick Claims Management Services,
Second Lien Term Loan, 3 Month
LIBOR + 5.75%	8.19		2/28/2022	1,000,000	[d]	1,000,625
						5,832,656
Internet Software & Services - 2.7%
Infinitas Learning Holding,
Tranche B Term Loan, 3 Month
EURIBOR + 3.75% @ Floor	EUR	3.75	5/3/2024	2,000,000	[d]	2,234,131
Web.com Group,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.75%	6.19		10/10/2025	919,238	[d]	911,770
Web.com Group,
Second Lien Term Loan, 3 Month
LIBOR + 7.75%	10.19		9/17/2026	144,689	[d]	143,965
Xo Group,
Sr.Scd. Term Loan B, 1 Month LIBOR
+ 4.50%	4.50		11/10/2025	385,000	[d]	383,556
						3,673,422
Materials - 1.7%
Albea Beauty Holdings,
First Lien Term Loan, 3-6 Month
LIBOR + 3.00%	5.35		4/22/2024	547,250	[d]	541,435
Ball Metalpack Finco,
Term Loan B, 1 Month LIBOR +
4.50%	7.03		7/31/2025	410,271	[d]	410,271
Murray Energyoration,
Term Loan, 1 Month LIBOR + 7.25%	9.51		10/17/2022	492,102	[d]	430,466
TricorBraun,
First Lien Term Loan, 3 Month LIBOR
+ 3.75%	6.07		11/30/2023	906,156	[d]	905,250
TricorBraun,
Term Loan, 3 Month LIBOR + 3.75%	6.07		11/30/2023	91,307	[d]	91,216
						2,378,638
Media - 2.7%
Nep Group,
Second Lien Initial Loan, 1 Month
LIBOR + 7.00%	9.30		10/20/2025	507,263	[d]	500,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 47.9% (continued)
Media - 2.7% (continued)
Numericable U. S.,
Term Loan B, 3 Month LIBOR +
4.00%		6.32	8/14/2026	1,000,000	[d]	955,625
Springer Science & Business Media,
First Lien Term Loan, 3 Month
EURIBOR + 3.25% @ 0.5% Floor	EUR	3.75	8/15/2022	1,965,303	[c,d]	2,219,357
						3,675,270
Metals & Mining - 1.0%
Aleris International,
First Lien Term Loan, 1 Month LIBOR
+ 4.75%		7.13	2/27/2023	849,122	[d]	855,754
Covia Holdingsoration,
First Lien Term Loan, 3 Month LIBOR
+ 3.75%		6.07	6/1/2025	621,237	[d]	500,488
						1,356,242
Retailing - 4.0%
Bass Pro Group,
Initial Term Loan, 1 Month LIBOR +
5.00%		7.30	9/25/2024	500,000	[d]	495,393
Comfort Holding,
Term Loan, 1 Month LIBOR + 4.75%		7.28	2/5/2024	742,462	[c,d]	701,319
EG America,
Term Loan B, 3 Month LIBOR +
4.00%		6.48	2/7/2025	340,865	[c,d]	337,989
EG Finco,
First Lien Term Loan, 3 Month LIBOR
+ 4.75%	GBP	5.55	2/6/2025	2,303,381	[d]	2,916,944
Neiman Marcus Group ,
Term Loan, 3 Month LIBOR + 4.75%		5.58	10/25/2020	498,691	[d]	434,208
Staples,
Term Loan, 3 Month LIBOR + 4.00%		6.33	9/12/2024	648,111	[d]	639,066
						5,524,919
Technology Hardware & Equipment - 1.6%
Harland Clarke Holdings,
Initial Term Loan, 3 Month LIBOR +
4.75%		7.28	11/3/2023	532,793	[d]	493,119
Mcafee,
Term B USD Loan, 1 Month LIBOR +
3.75%		3.75	9/30/2024	981,365	[d]	980,138
Mcafee,
Term B USD Loan, 1 Month LIBOR +
3.75%		9.50	9/29/2025	425,000	[d]	430,315
Sandvine,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.50%		4.50	10/30/2025	267,490	[d]	268,158
						2,171,730

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 47.9% (continued)
Telecommunication Services - 1.4%
Intelsat Jackson Holdings,
First Lien Term Loan, 1 Month LIBOR
+ 4.50%	6.91	1/2/2024	476,190	[c,d]	486,395
Westoration,
Term Loan B, 1 Month LIBOR +
4.00%	6.43	10/10/2024	1,488,750	[c,d]	1,440,366
					1,926,761
Utilities - .6%
Helix Gen Funding,
Term Loan, 1 Month LIBOR + 3.75%	6.07	6/3/2024	500,000	[d]	464,563
Pikeoration,
Term Loan, 1 Month LIBOR + 3.50%	5.87	3/21/2025	422,852	[c,d]	422,639
					887,202
Total Floating Rate Loan Interests
(cost $67,379,837)					66,169,151
	1-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $2,145,813)	2.23		2,145,813	[g]	2,145,813
Total Investments (cost $205,844,569)			141.9%		196,128,534
Liabilities, Less Cash and Receivables			(41.9%)		(57,949,534)
Net Assets			100.0%		138,179,000

EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate

EUR—Euro
GBP—British Pound

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $96,300,712 or 69.69% of net assets.

[c]	Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.
[d]	Variable rate security—rate shown is the interest rate in effect at period end.
[e]

Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

[f]	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
[g]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations	-	41,534,575	-	41,534,575
Corporate Bonds†	-	86,278,995	-	82,278,995
Floating Rate Loan Interests†	-	66,169,151	-	66,169,151
Investment Company	2,145,813	-	-	2,145,813
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	69,524	-	69,524
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(117,766)	-	(117,766)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
November 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs
United States
Dollar	2,737,932	British Pound	2,115,000	12/13/18	40,933
		United States
Euro	3,200,000	Dollar	3,652,862	12/12/18	(26,166)
United States
Dollar	33,673,423	Euro	29,830,000	12/12/18	(134,180)
United States
Dollar	2,889,006	British Pound	2,260,000	12/13/18	7,106
		United States
British Pound	2,200,000	Dollar	2,810,251	12/21/18	(3,256)
United States
Dollar	11,380,000	British Pound	8,908,889	12/21/18	13,090
		United States
Euro	1,870,000	Dollar	2,113,121	12/21/18	8,395
United States
Dollar	3,600,000	Euro	3,185,688	12/21/18	(14,164)
Gross Unrealized Appreciation					69,524
Gross Unrealized Depreciation					(177,766)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2018, accumulated net unrealized depreciation on investments was $9,716,035, consisting of $1,048,229 gross unrealized appreciation and $10,764,264 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)